Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Document Period End Date	May 31, 2024